CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	33,333,334	33,333,334
Common stock, shares issued	8,061,698	8,041,698
Common stock, shares outstanding	8,061,698	8,041,698